RESULTS FROM OPERATING ACTIVITIES - Related party transactions (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 144.9	R 107.8	R 105.5
Supply of water and electricity | Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	114.5	79.2	79.2
Gold smelting and related charges | Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	22.5	21.1	19.1
Other charges | Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	0.3	0.3	0.3
Gold refining and related charges | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 7.6	R 7.2	R 6.9
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Percentage of smelting costs included, consideration given	0.10